Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Key Management Team
Related Party Transactions
Schedule of related party transactions

Compensation expense for the company’s key management team for the years ended December 31 was as follows:

	2025	2024
Salaries and other short-term employee benefits	15.0	17.3
Share-based payments	7.5	7.2
	22.5	24.5

Board of Directors
Related Party Transactions
Schedule of related party transactions	Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2025	2024
Retainers and fees	1.4	1.8
Share-based payments	0.2	0.2
	1.6	2.0